Related Party Balances, Transactions and Arrangements	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Balances, Transactions and Arrangements
11.	RELATED PARTY BALANCES, TRANSACTIONS AND ARRANGEMENTS

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Other than those disclosed elsewhere in the consolidated financial statements, the Company had the following related party balances:

Due from Related Party

	2017	2018	2018
	Rmb	Rmb	US$
Due from:
Master Glory Group Limited	154	163	24

	154	163	24

As of December 31, 2017 and 2018, the Company held a 6.2% equity interest in Rosedale Hotel Holdings Limited, of which 48,660,424 shares were recorded as marketable securities. The carrying value of this investment was RMB18,866 and RMB10,472 as of December 31, 2017 and 2018. Dr. Allan Yap is the chairman and chief executive director of Rosedale.

As of December 31, 2017 and 2018, the amount due from related party was unsecured, non-interest bearing and had no fixed repayment terms.